PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2013
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL

NOTE 2 – PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL

Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following classes of assets at September 30, 2013 and December 31, 2012, respectively.

(In thousands)	September 30, 2013	December 31, 2012
Land, buildings and improvements	$696,753	$685,431
Structures	3,008,298	2,949,458
Towers, transmitters and studio equipment	439,603	427,679
Furniture and other equipment	456,260	431,757
Construction in progress	112,640	105,394

	4,713,554	4,599,719
Less: accumulated depreciation	1,832,284	1,562,865

Property, plant and equipment, net	$2,881,270	$3,036,854

Indefinite-lived Intangible Assets

The Company’s indefinite-lived intangible assets consist of Federal Communications Commission (“FCC”) broadcast licenses in its Media and Entertainment (“CCME”) segment and billboard permits in its Americas outdoor advertising segment. Due to significant differences in both business practices and regulations, billboards in the International outdoor advertising segment are subject to long-term, finite contracts unlike the Company’s permits in the United States and Canada. Accordingly, there are no indefinite-lived intangible assets in the International outdoor advertising segment.

Other Intangible Assets

Other intangible assets include definite-lived intangible assets and permanent easements. The Company’s definite-lived intangible assets include primarily transit and street furniture contracts, talent and representation contracts, customer and advertiser relationships, and site-leases, all of which are amortized over the respective lives of the agreements, or over the period of time the assets are expected to contribute directly or indirectly to the Company’s future cash flows. Permanent easements are indefinite-lived intangible assets which include certain rights to use real property not owned by the Company. The Company periodically reviews the appropriateness of the amortization periods related to its definite-lived intangible assets. These assets are recorded at cost.

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at September 30, 2013 and December 31, 2012, respectively:

	September 30, 2013		December 31, 2012
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$775,701	$(450,211)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,745	(616,138)	1,210,245	(526,197)
Talent contracts	342,816	(203,873)	344,255	(177,527)
Representation contracts	243,861	(193,051)	243,970	(171,069)
Permanent easements	173,757	—	173,374	—
Other	387,664	(145,535)	387,973	(125,580)

Total	$3,136,544	$(1,608,808)	$3,145,120	$(1,404,328)

Total amortization expense related to definite-lived intangible assets was $70.2 million and $74.3 million for the three months ended September 30, 2013 and 2012, respectively, and $213.2 million and $225.8 million for the nine months ended September 30, 2013 and 2012, respectively.

The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2014	$257,198
2015	238,328
2016	219,683
2017	193,684
2018	124,643

Goodwill

The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	—	—	51	24,893
Dispositions	(489)	—	(2,729)	—	(3,218)
Foreign currency	—	—	7,784	—	7,784
Other	(92)	—	—	—	(92)

Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Acquisitions	—	—	—	97	97
Foreign currency	—	—	(1,952)	—	(1,952)
Other	(1,849)	—	—	—	(1,849)

Balance as of September 30, 2013	$3,234,839	$571,932	$288,364	$117,246	$4,212,381